Consolidated Statements of Changes in Equity - CHF (SFr) SFr in Thousands	Share capital	Share premium	Treasury shares	Accumulated losses	Currency translation differences	Total
Balance, beginning of period at Dec. 31, 2022	SFr 1,797	SFr 431,323	SFr (124)	SFr (264,015)	SFr 10	SFr 168,991
Net loss for the period				(34,346)		(34,346)
Other comprehensive income/(loss)					(16)	(16)
Total comprehensive loss (net of tax)				(34,346)	(16)	(34,362)
Share-based payments				2,701		2,701
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs		1,997	14			2,011
Issuance of shares, net of transaction costs:
Restricted share awards	3	388		(395)		(4)
Exercise of options		(9)				(9)
Balance, end of period at Jun. 30, 2023	1,800	433,699	(110)	(296,055)	(6)	139,328
Balance, beginning of period at Dec. 31, 2023	2,089	474,907	(105)	(316,197)	(51)	160,643
Net loss for the period				(40,622)		(40,622)
Other comprehensive income/(loss)					16	16
Total comprehensive loss (net of tax)				(40,622)	16	(40,606)
Share-based payments				3,277		3,277
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs		104	1			105
Issuance of shares to be held as treasury shares	114		(114)
Issuance of shares, net of transaction costs:
Restricted share awards	9	1,057	0	(1,066)		0
Exercise of options	0	6				6
Balance, end of period at Jun. 30, 2024	SFr 2,212	SFr 476,074	SFr (218)	SFr (354,608)	SFr (35)	SFr 123,425